Disposal of Subsidiaries (Details)				12 Months Ended
	Mar. 01, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2023 USD ($)
Disposal of Subsidiaries [Line Items]
Cash consideration (in Yuan Renminbi) | ¥			¥ 1
Disposal gain		$ 5,941			$ 7,524	$ 5,941
Incurred net loss		6,700,000
Net negative assets		$ 5,941					$ 0
Disposed equity interest	100.00%
Cash consideration (in Dollars)	$ 10,000
Ebang Hongling [Member]
Disposal of Subsidiaries [Line Items]
Owned subsidiary		100.00%
Wuhai Ebang [Member]
Disposal of Subsidiaries [Line Items]
Owned subsidiary		100.00%